Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income Foreign Currency Translation Gain	Total
Beginning Balance, Amount at Oct. 31, 2010	$ 9,000	$ 27,000	$ (12,233)		$ 23,767
Beginning Balance, Shares at Oct. 31, 2010	9,000,000
Net loss			(48,801)		(48,801)
Ending Balance, Amount at Oct. 31, 2011	9,000	27,000	(61,034)		(25,034)
Ending Balance, Shares at Oct. 31, 2011	9,000,000
Forgiveness of advances from former stockholder and accrued compensation - officers		36,962			36,962
Foreign currency translation adjustment				785	785
Net loss			(229,037)		(229,037)
Ending Balance, Amount at Jul. 31, 2012	$ 9,000	$ 63,962	$ (290,071)	$ 785	$ (216,324)
Ending Balance, Shares at Jul. 31, 2012	9,000,000